MERRILL LYNCH
ASSET INCOME
FUND, INC.










FUND LOGO










Quarterly Report

September 30, 1995





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Merrill Lynch
Asset Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011




MERRILL LYNCH ASSET INCOME FUND, INC.



Worldwide
Investments as of
September 30, 1995


Percent Breakdown of
Stocks & Fixed-Income               Percent of
Securities by Country               Net Assets++

United States*                         79.0%
Japan                                   4.3
Germany                                 4.2
United Kingdom                          2.8
Canada                                  2.3
France                                  0.6
Hong Kong                               0.5
Switzerland                             0.4
Netherlands                             0.4
Mexico                                  0.3
Australia                               0.3
Argentina                               0.2
Sweden                                  0.2
Philippines                             0.2
Spain                                   0.2
Indonesia                               0.2
Italy                                   0.2
Norway                                  0.1
Thailand                                0.1
Singapore                               0.1

[FN]
 *Includes investments in short-term securities.
++Percent of net assets may not equal 100%.

Ten Largest Industries               Percent of
(Equity Investments)                 Net Assets

Telecommunications                       1.9%
Capital Goods                            1.4
Electrical Equipment                     0.8
Chemicals                                0.8
Pharmaceuticals                          0.8
Petroleum                                0.8
Building & Construction                  0.8
Machinery                                0.7
Multi-Industry                           0.7
Oil Service                              0.7



                                Country               Percent
Ten Largest Holdings              of                   of Net
(Equity Investments)             Origin                Assets

Merck & Co., Inc              United States             0.5%
United Technologies
 Corp.                        United States             0.4
Schlumberger Ltd.,
 Inc.                         Netherlands               0.4
Abbott Laboratories           United States             0.3
Sumitomo Corp                 Japan                     0.3
Ford Motor Co                 United States             0.3
Bell Atlantic
Corporation                   United States             0.3
Dresser Industries,
 Inc.                         United States             0.3
Eastman Kodak Co              United States             0.3
GTE Corp                      United States             0.3

DEAR SHAREHOLDER

After losing momentum through the second calendar quarter of 1995, it now appears that the US economy has resumed a moderate growth trend. Gross domestic product growth for the three months ended June 30 was revised to show that the economy expanded at a 1.1% pace, rather than the 0.5% rate that was originally reported. The employment report for August exceeded consensus expectations, although most of the new jobs created were in the service sector, reflecting the ongoing sluggishness in manufacturing. However, durable goods orders rebounded somewhat in August, supported by stronger automobile sales. Reflecting the trend of renewed economic growth and continued containment of inflationary pressures, the Federal Reserve Board signaled no shift in monetary policy following its September meeting. One of the major developments during the September quarter was the strengthening of the US dollar relative to the yen and the Deutschemark. Improving interest rate differentials favoring the US currency, combined with coordinated central bank intervention and more positive investor sentiment, have helped to bolster the dollar in foreign exchange markets. Other factors that appear to be improving the US dollar's outlook in the near term are a pick-up in capital flows to the United States and the prospect of increased capital outflows from Japan. However, it remains to be seen if the US dollar's strengthening trend can continue without significant improvements in the US budget and trade deficits.

In the weeks ahead, investor interest will continue to focus on US economic activity. Clear signs of a moderate, noninflationary expansion could further benefit the US stock and bond markets. In addition, should the current Federal budget deficit reduction efforts now underway in Washington prove successful, the implications would likely be positive for the US financial markets.


Portfolio Matters
As of September 30, 1995, the Fund's asset allocation was: US bonds, 69% of net assets; foreign bonds, 8%; foreign stocks, 10%; US stocks, 6%; and cash and cash equivalents, 7%. The combined value of foreign bonds and stocks is 18% of total assets, compared to a maximum allowable 25% of total assets.

After reducing the US bond commitment earlier in 1995, we recommitted funds to bonds during the September quarter. We also extended the average portfolio maturity and duration of our bond commitment. As of September 30, 1995, the Fund's average portfolio maturity approached nine years, and the duration exceeded six years.

Our more aggressive posture toward US bonds reflected an increasingly optimistic outlook toward the fixed-income market. While we continue to look for a gradual acceleration of economic activity, the rate of inflation remained surprisingly subdued, a trend which is expected to continue. The US bond market should also benefit from increasing foreign purchases in response to a stronger US dollar, particularly relative to the yen. Foreign bond representation was unchanged, with positions maintained in Germany, the United Kingdom and Canada.

The weaker yen should also benefit the Japanese equity market by acting as a catalyst for a recovery in corporate earnings. We expect the Japanese economy to also benefit from the increasingly accommodative monetary policy followed by the Bank of Japan and from substantial fiscal stimulus efforts. Given our favorable outlook toward Japanese equities, we increased our commitment by establishing a position in Sanwa Bank, Ltd. We continue to hedge a portion of the Fund's yen exposure back into US dollars in the event that the US currency strengthens further. However, following the weakness of the yen in recent months, only 40% of the market value of our yen-denominated holdings is now hedged back into US dollars.

As for the Fund's other equity holdings, our commitment in US equities has not changed significantly, with the sale of Archer-Daniels-Midland Co. and Kelly Services, Inc. balanced by the purchase of Whirlpool Corporation. Our cautious near-term outlook is balanced by optimistic longer-term expectation caused by a benign economic background. We continue to overweight the emerging markets of Asia and Latin America, as we look for continuing recovery in these markets. We adhere to a selective posture toward European equity markets, since we believe that stock selection will be more important than country weightings in coming months.


In Conclusion
We thank you for your investment in Merrill Lynch Asset Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming annual report to shareholders.

Sincerely,





(Arthur Zeikel)
Arthur Zeikel
President

(Joel Heymsfeld)
Joel Heymsfeld
Vice President and
Portfolio Manager







October 12, 1995






PERFORMANCE DATA



About Fund
Performance


Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 10 years.

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

Performance data for Class A and Class B Shares are presented in the "Average Total Return" and "Performance Summary" tables below and on page 5. Data for Class C and Class D Shares are also presented in the "Aggregate Total Return" table below. Data for all of the Fund's shares are presented in the "Recent Performance Results" table on page 5.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class A and Class B Shares for the 12-month and 3-month periods ended September 30, 1995 and for Class C and Class D Shares for the since inception and 3-month periods through September 30, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 9/30/95                        +11.66%         +7.19%
Inception (9/02/94)
through 9/30/95                           +10.32          +6.21

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.

                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 9/30/95                        +10.83%         +6.83%
Inception (9/02/94)
through 9/30/95                           + 9.50          +6.73

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.




Aggregate
Total Return


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Inception (10/21/94)
through 9/30/95                           +10.87%         +9.87%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Inception (10/21/94)
through 9/30/95                           +11.44%         +6.98%

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.

Recent
Performance
Results
                                                                                    12 Month    3 Month
                                                 9/30/95     6/30/95    9/30/94++   % Change++  % Change
Class A Shares*                                   $10.44     $10.35      $9.91      + 5.35%       +0.87%
Class B Shares*                                    10.44      10.35       9.91      + 5.35        +0.87
Class C Shares*                                    10.44      10.35       9.88      + 5.67        +0.87
Class D Shares*                                    10.44      10.35       9.88      + 5.67        +0.87
Class A Shares-Total Return*                                                        +11.66(1)     +2.29(2)
Class B Shares-Total Return*                                                        +10.83(3)     +2.10(4)
Class C Shares-Total Return*                                                        +10.87(5)     +2.09(6)
Class D Shares-Total Return*                                                        +11.44(7)     +2.23(8)
Class A Shares-Standardized 30-day Yield            6.48%
Class B Shares-Standardized 30-day Yield            5.99%
Class C Shares-Standardized 30-day Yield            5.95%
Class D Shares-Standardized 30-day Yield            6.23%

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 ++Investment results shown for Class C and Class D Shares are since inception (10/21/94).
(1)Percent change includes reinvestment of $0.586 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.145 per share ordinary income dividends.
(3)Percent change includes reinvestment of $0.511 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.126 per share ordinary income dividends.
(5)Percent change includes reinvestment of $0.474 per share ordinary income dividends.
(6)Percent change includes reinvestment of $0.124 per share ordinary income dividends.
(7)Percent change includes reinvestment of $0.525 per share ordinary income dividends.
(8)Percent change includes reinvestment of $0.139 per share ordinary income dividends.

Performance
Summary--
Class A Shares

                                 Net Asset Value          Capital Gains        Dividends
Period Covered             Beginning          Ending       Distributed           Paid*          % Change**
9/02/94--12/31/94            $10.00           $ 9.68           --               $0.184           - 1.37%
1/01/95--9/30/95               9.68            10.44           --                0.436           +12.69
                                                                                ------
                                                                          Total $0.620

                                                          Cumulative total return as of 9/30/95: +11.15%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.




Performance
Summary--
Class B Shares

                                 Net Asset Value          Capital Gains        Dividends
Period Covered             Beginning          Ending       Distributed           Paid*          % Change**
9/02/94--12/31/94            $10.00           $ 9.68           --               $0.159           - 1.62%
1/01/95--9/30/95               9.68            10.44           --                0.381           +12.08
                                                                                ------
                                                                          Total $0.540

                                                          Cumulative total return as of 9/30/95: +10.27%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
                                      Shares                                                                       Percent of
COUNTRY      Industries                Held           Common Stocks                        Cost            Value   Net Assets
Argentina    Banking                     600  Banco Frances del Rio de la
                                              Plata S.A. (ADR)*                         $    18,594      $    12,975    0.1%

             Petroleum                   800  Yacimientos Petroliferos Fiscales
                                              S.A. (Class D) (Sponsored) (ADR)*              18,614           14,400    0.1

                                              Total Common Stocks in Argentina               37,208           27,375    0.2


Australia    Multi-Industry            6,000  CSR Ltd.                                       20,467           19,937    0.2
                                       6,000  Pacific Dunlop Ltd.                            18,156           14,953    0.1

                                              Total Common Stocks in Australia               38,623           34,890    0.3


Canada       Multi-Industry            1,900  Canadian Pacific Ltd.                          33,447           30,400    0.3

             Telecommunications          500  Northern Telecommunications Ltd.               17,405           17,812    0.1

                                              Total Common Stocks in Canada                  50,852           48,212    0.4


France       Building &                  200  Compagnie de Saint Gobain                      25,427           24,373    0.2
             Construction

             Capital Goods             1,500  Alcatel Alsthom (ADR)*                         32,271           25,500    0.2

             Petroleum                   300  TOTAL S.A. (Class B)                           17,819           18,158    0.2

                                              Total Common Stocks in France                  75,517           68,031    0.6


Germany      Electronics                  50  Siemens AG                                     22,176           25,245    0.2

             Machinery &                  70  Mannesmann AG                                  19,573           22,981    0.2
             Equipment

                                              Total Common Stocks in Germany                 41,749           48,226    0.4

Hong Kong    Chemicals                50,000  Shanghai Petrochemical Co., Ltd.               16,523           14,551    0.1

             Multi-Industry            2,000  Swire Pacific Ltd. 'A'                         16,946           15,845    0.1

             Real Estate               2,000  Sun Hung Kai Properties, Ltd.                  15,357           16,233    0.2

             Utilities--Electric       3,000  China Light & Power Co., Ltd.                  15,713           15,522    0.1

                                              Total Common Stocks in Hong Kong               64,539           62,151    0.5


Indonesia    Telecommunications          520  P.T. Indonesian Satellite (ADR)*               20,272           18,265    0.2

                                              Total Common Stocks in Indonesia               20,272           18,265    0.2


Italy        Telecommunications        6,000  Societa Finanziara Telefonica
                                              S.p.A.(STET)                                   18,206           18,216    0.2

                                              Total Common Stocks in Italy                   18,206           18,216    0.2


Japan        Banking                   1,000  Mitsubishi Trust & Banking Corp.               18,121           15,657    0.1
                                       1,000  Sanwa Bank, Ltd.                               19,883           18,788    0.2
                                                                                        -----------      -----------  ------
                                                                                             38,004           34,445    0.3

             Building &                2,000  Asahi Glass Co., Ltd.                          24,617           21,616    0.2
             Construction              2,000  Maeda Corp.                                    22,346           21,212    0.2
                                       2,000  Okumura Corp.                                  17,151           18,586    0.2
                                                                                        -----------      -----------  ------
                                                                                             64,114           61,414    0.6

             Capital Goods             4,000  Hitachi Cable Ltd.                             31,837           28,768    0.3
                                       3,000  Mitsubishi Heavy Industries, Inc.              23,282           23,030    0.2
                                                                                        -----------      -----------  ------
                                                                                             55,119           51,798    0.5

             Chemicals                 2,000  Sekisui Chemical Co., Ltd.                     24,801           25,455    0.2

             Construction              2,000  Kandenko Co., Ltd.                             28,722           27,071    0.2
             & Housing

             Electrical Equipment      1,000  Makita Corp.                                   15,192           15,859    0.1
                                       3,000  Mitsubishi Electric Co.                        20,723           23,485    0.2
                                                                                        -----------      -----------  ------
                                                                                             35,915           39,344    0.3

             Electronics               1,000  Canon, Inc.                                    17,439           17,879    0.2
                                       1,000  Matsushita Electric Industrial
                                              Co., Ltd.                                      16,802           15,354    0.1
                                       1,000  Sharp Corp.                                    17,969           14,040    0.1
                                                                                        -----------      -----------  ------
                                                                                             52,210           47,273    0.4

             Insurance                 4,000  Nippon Fire & Marine Insurance
                                              Co., Ltd.                                      28,215           22,909    0.2
                                       2,000  Tokio Marine & Fire Insurance
                                              Co., Ltd.                                      23,827           21,616    0.2
                                                                                        -----------      -----------  ------
                                                                                             52,042           44,525    0.4

             Machinery                 3,000  Komatsu Ltd.                                   24,019           24,121    0.2
                                       3,000  Makino Milling Machine Co.                     25,342           23,333    0.2
                                                                                        -----------      -----------  ------
                                                                                             49,361           47,454    0.4

             Petroleum                 4,000  Nippon Oil Co., Ltd.                           27,799           21,576    0.2

             Printing & Publishing     1,000  Dai Nippon Printing Co., Ltd.                  18,630           15,859    0.1

             Textiles                  3,000  Toray Industries Ltd.                          22,048           18,242    0.2

             Trading                   2,000  Kamigumi Co., Ltd.                             23,315           18,768    0.2
                                       4,000  Sumitomo Corp.                                 39,891           38,263    0.3
                                                                                        -----------      -----------  ------
                                                                                             63,206           57,031    0.5

                                              Total Common Stocks in Japan                  531,971          491,487    4.3


Mexico       Cement                    4,000  Cementos Mexicano, S.A. de C.V.
                                              (Class B) (Cemex)                              25,167           15,987    0.1

             Telecommunications        2,000  Empresas ICA Sociedad Controladora,
                                              S.A. de C.V. (ADR)*                            40,309           23,000    0.2

                                              Total Common Stocks in Mexico                  65,476           38,987    0.3


Netherlands  Oil Service                 600  Schlumberger Ltd., Inc.                        33,233           39,150    0.4

                                              Total Common Stocks in the Netherlands         33,233           39,150    0.4

SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                      Shares                                                                       Percent of
COUNTRY      Industries                Held           Common Stocks                        Cost            Value   Net Assets
Norway       Shipbuilding                400  Kvaerner A.S. (Class B)                    $   16,976       $   16,269    0.1%

                                              Total Common Stocks in Norway                  16,976           16,269    0.1


Philippines  Telecommunications          300  Philippine Long Distance Telephone
                                              Co. (ADR)*                                     20,990           19,912    0.2

                                              Total Common Stocks in the Philippines         20,990           19,912    0.2


Singapore    Shipping                 11,000  Neptune Orient Lines Ltd.                      17,077           11,766    0.1

                                              Total Common Stocks in Singapore               17,077           11,766    0.1


Spain        Petroleum                   600  Repsol S.A. (ADR)*                             19,311           19,050    0.2

                                              Total Common Stocks in Spain                   19,311           19,050    0.2


Sweden       Capital Goods             1,000  SKF AB 'B' Free                                17,877           22,071    0.2

                                              Total Common Stocks in Sweden                  17,877           22,071    0.2


Switzerland  Electrical Equipment         25  BBC Brown Boveri & Cie (Bearer)                22,679           28,958    0.3

             Machinery                    25  Sulzer Gebrueder AG                            18,002           14,490    0.1

                                              Total Common Stocks in Switzerland             40,681           43,448    0.4


Thailand     Real Estate               6,000  MDX Company Ltd. (Foreign)                     19,504           13,158    0.1

                                              Total Common Stocks in Thailand                19,504           13,158    0.1


United       Beverages                   700  Grand Metropolitan PLC (ADR)*                  19,242           19,600    0.2
Kingdom
             Chemicals                   400  Imperial Chemical Industries PLC
                                              (ADR)*                                         20,682           20,300    0.2

             Electrical Equipment      5,000  General Electric Co. PLC                       22,639           25,110    0.2

             Utilities--Gas              400  British Gas PLC (ADR)*                         18,428           16,700    0.1

                                              Total Common Stocks in the
                                              United Kingdom                                 80,991           81,710    0.7


United       Aerospace                   500  United Technologies Corp.                      31,447           44,187    0.4
States
             Automobile                1,200  Ford Motor Co.                                 32,137           37,350    0.3

             Capital Goods               800  General Signal Corp.                           28,443           23,400    0.2
                                       1,000  Stewart & Stevenson Services, Inc.             35,398           32,250    0.3
                                                                                        -----------      -----------  ------
                                                                                             63,841           55,650    0.5

             Chemicals                   500  Eastman Chemical Co.                           26,197           32,000    0.3

             Environmental             1,900  Wheelabrator Technologies Inc.                 31,172           28,262    0.3
             Control Systems

             Furniture/Home              600  Whirlpool Corporation                          34,735           34,650    0.3
             Appliances

             Hardware Products           800  The Stanley Works Co.                          31,572           34,700    0.3

             Machinery                   600  Ingersoll-Rand Company                         18,942           22,500    0.2

             Office--Related             600  Pitney Bowes, Inc.                             20,090           25,200    0.2

             Oil Service               1,500  Dresser Industries, Inc.                       30,407           35,812    0.3

             Petroleum                 1,000  Phillips Petroleum Company                     34,364           32,500    0.3

             Pharmaceuticals             900  Abbott Laboratories                            29,082           38,362    0.3
                                         900  Merck & Co., Inc.                              30,882           50,400    0.5
                                                                                        -----------      -----------  ------
                                                                                             59,964           88,762    0.8

             Photography                 600  Eastman Kodak Co.                              28,913           35,550    0.3

             Scientific Equipment      1,000  Fisher Scientific International, Inc.          30,407           32,375    0.3

             Telecommunications          400  AT&T Corp.                                     21,682           26,300    0.2
                                         600  Bell Atlantic Corporation                      30,590           36,825    0.3
                                         900  Comsat Corp.                                   18,901           20,250    0.2
                                         900  GTE Corp.                                      29,377           35,325    0.3
                                                                                        -----------      -----------  ------
                                                                                            100,550          118,700    1.0

                                              Total Common Stocks in the
                                              United States                                 574,738          658,198    5.8


                                              Total Investments in Common Stocks          1,785,791        1,780,572   15.6

                                      Face
                                     Amount           Fixed-Income Securities
Canada                       C$      300,000  National Bank of Canada, 7.25% due
                                              6/01/2003                                     201,403          217,428    1.9

                                              Total Fixed-Income Securities in
                                              Canada                                        201,403          217,428    1.9


Germany                                       Bundes Obligations:
                             DM      300,000    6.375% due 5/20/1998                        197,809          218,002    1.9
                                     300,000    7.375% due 1/03/2005                        217,005          219,530    1.9

                                              Total Fixed-Income Securities
                                              in Germany                                    414,814          437,532    3.8


United           Pound Sterling      150,000  UK Treasury Gilt, 7.25% due 3/30/1998         231,490          237,371    2.1
Kingdom

                                              Total Fixed-Income Securities
                                              in the United Kingdom                         231,490          237,371    2.1


United States                                 US Treasury Notes:
                             US$   1,000,000    6.375% due 8/15/2002                      1,020,781        1,014,840    8.9
                                   3,250,000    7.25% due 8/15/2004                       3,153,750        3,474,965   30.5
                                     500,000    7.50% due 2/15/2005                         503,750          544,610    4.8
                                   1,500,000    6.50% due 5/15/2005                       1,541,953        1,534,455   13.5
                                   1,300,000    6.50% due 8/15/2005                       1,312,905        1,331,889   11.7

                                              Total Fixed-Income Securities
                                              in the United States                        7,533,139        7,900,759   69.4


                                              Total Investments in Fixed-Income
                                              Securities                                  8,380,846        8,793,090   77.2

SCHEDULE OF INVESTMENTS (concluded)                                                                           (in US dollars)
                                       Face                                                                        Percent of
COUNTRY                               Amount      Short-Term Securities                    Cost            Value   Net Assets
United       Commercial         US$  228,000  General Electric Capital Corp.,
States       Paper**                          6.45% due 10/02/1995                      $   228,000      $   228,000    2.0%

             US Government           200,000  Federal Home Loan Mortgage Corp.,
             & Agency                         5.65% due 10/11/1995                          199,718          199,718    1.8
             Obligations**

                                              Total Investments in Short-Term
                                              Securities                                    427,718          427,718    3.8


             Total Investments                                                          $10,594,355       11,001,380   96.6
                                                                                        ===========
             Unrealized Appreciation on Forward Foreign Exchange Contracts***                                 28,170    0.3

             Other Assets Less Liabilities                                                                   355,545    3.1
                                                                                                         -----------  ------
             Net Assets                                                                                  $11,385,095  100.0%
                                                                                                         ===========  ======

             Net Asset Value:  Class A--Based on net assets of $1,264,684 and
                                        121,144 shares outstanding                                       $     10.44
                                                                                                         ===========
                               Class B--Based on net assets of $9,052,277 and
                                        867,108 shares outstanding                                       $     10.44
                                                                                                         ===========
                               Class C--Based on net assets of $384,050 and
                                        36,793 shares outstanding                                        $     10.44
                                                                                                         ===========
                               Class D--Based on net assets of $684,084 and
                                        65,537 shares outstanding                                        $     10.44
                                                                                                         ===========

            *American Depositary Receipts (ADR).
           **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
          ***Forward foreign exchange contracts as of September 30, 1995 were as follows:


             Foreign Currency         Expiration                Unrealized
                 Sold                    Date                  Appreciation

             YEN 19,167,200           January 1996                $28,170

             Total Unrealized Appreciation on Forward Foreign
             Exchange Contracts (US$ Commitment--$225,013)        $28,170
                                                                  =======

COMMON STOCK PORTFOLIO CHANGES



For the Quarter Ended September 30, 1995

Additions

Sanwa Bank, Ltd.
Whirlpool Corporation


Deletions

Archer-Daniels-Midland Co.
Hanson PLC (Sponsored)(ADR)
Jurong Shipyard Ltd.
Kelly Services, Inc. (Class A)
US Industries, Inc.



OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Harry Woolf, Director
Terry K. Glenn, Executive Vice President
Richard L. Reller, Senior Vice President
Donald C. Burke, Vice President
Joel Heymsfeld, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Chase Manhattan Bank, N.A.
4 MetroTech Center, 18th Floor
Brooklyn, New York 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
Transfer Agency Mutual Fund Operations
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863